Quarterly Financial Data (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data Details
Total interest income	$ 4,937	$ 5,103	$ 5,004	$ 5,175	$ 5,408	$ 5,399	$ 5,386	$ 5,282	$ 20,219	$ 21,475	$ 21,961
Net interest income	4,454	4,512	4,290	4,419	4,582	4,523	4,472	4,345	17,675	17,922	16,995
Net income	$ 1,104	$ 1,122	$ 1,021	$ 1,015	$ 1,019	$ 886	$ 904	$ 704	$ 4,262	$ 3,513	$ 2,711
Basic earnings per common share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83
Diluted earnings per common share	$ 0.33	$ 0.34	$ 0.31	$ 0.31	$ 0.31	$ 0.27	$ 0.28	$ 0.21	$ 1.29	$ 1.07	$ 0.83